Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Summary of Detailed Information About Intangible Assets
Details and movement of items composing intangible assets are as follows:

(In Euros)	Software	Patents and customer relationships	Internally Developed Intangibles	Other	Total
Balance at December 31, 2021	4,841,816	831,214	31,515,038	121,834	37,309,902

Additions	913,221	13,337	10,384,027	364,571	11,675,156
Disposal					—
Amortization for the period	(526,551)	(67,926)	(3,858,362)		(4,452,839)
Translation differences	(438)	(15)	(15)		(468)

Balance at June 30, 2022	5,228,048	776,610	38,040,688	486,405	44,531,751

Cost
At December 31, 2021	6,020,434	1,004,120	37,646,580	121,834	44,792,968

At June 30, 2022	6,933,217	1,017,442	48,030,592	486,405	56,467,656

Accumulated amortization
At December 31, 2021	(1,178,618)	(172,906)	(6,131,542)	—	(7,483,066)

At June 30, 2022	(1,705,169)	(240,832)	(9,989,904)	—	(11,935,905)

Details of and movement in items comprising intangible assets are as follows:

(In Euros)	Software	Patents and customer relationships	Development costs	Other	Total
Balance at 31 December 2019	967,074	198,846	8,720,419	—	9,886,339

Acquired through business combination	159,337	162,543	—	—	321,880
Additions	2,544,050	361,731	11,341,865	13,500	14,261,146
Amortization for the year	(280,383)	(41,228)	(1,026,825)	—	(1,348,436)

Balance at 31 December 2020	3,390,078	681,892	19,035,459	13,500	23,120,929

Additions	2,275,237	261,290	17,308,836	108,334	19,953,697
Disposals	(5,463)	—	(53,009)	—	(58,472)
Transfers	—	—	(30,734)	—	(30,734)
Amortization for the year	(818,530)	(111,968)	(4,745,514)	—	(5,676,012)
Translation differences	494	—	—	—	494

Balance at 31 December 2021	4,841,816	831,214	31,515,038	121,834	37,309,902

Cost
At 31 December 2019	1,046,779	218,556	9,079,622	—	10,344,957

At 31 December 2020	3,750,166	742,830	20,421,487	13,500	24,927,983

At 31 December 2021	6,020,434	1,004,120	37,646,580	121,834	44,792,968

Accumulated amortization
At 31 December 2019	(79,705)	(19,710)	(359,203)	—	(458,618)

At 31 December 2020	(360,088)	(60,938)	(1,386,028)	—	(1,807,054)

At 31 December 2021	(1,178,618)	(172,906)	(6,131,542)	—	(7,483,066)

Summary Of Goodwill Related To Cash Generating Units	The carrying amount of the goodwill at 31 December is as follows:

(In Euros)	Nordics	Electromaps/ Software	Total
2020

Goodwill	2,697,292	3,578,748	6,276,040

2021

Goodwill	2,689,461	3,456,841	6,146,302

Internally Developed Intangibles [Member]
Statement [Line Items]
Summary Of Goodwill Related To Cash Generating Units
T
h
e Goodwill bre
akdow
n by CGU as of June 30, 2022 and December 31, 2021 is as follows:

(In Euros)	June 30, 2022	December 31, 2021
Nordics	2,783,530	2,689,461
Electromaps / Software	3,456,841	3,456,841

Total	6,240,371	6,146,302